Loans and other financial assets at amortized cost_Details of loans and other financial assets at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks	₩ 9,863,160			₩ 14,492,223
Loans	302,794,182			271,032,244
Other financial assets	7,448,736			8,193,226
Total	₩ 320,106,078	[1]	$ 294,729,839	₩ 293,717,693	[1]

[1]	Cash and cash equivalents are not included.